File No.333-47048
                                               Under Rule 497(c) of Regulation C

                                   [BIRD LOGO]




                          COLUMBIA STRATEGIC VALUE FUND
                            COLUMBIA TECHNOLOGY FUND


                                  ============
                                   PROSPECTUS
                                  ============

                                NOVEMBER 9, 2000
















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                                NOVEMBER 9, 2000

                                   PROSPECTUS


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                                TABLE OF CONTENTS
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    INTRODUCTION                        1    About this Prospectus

    STRATEGIC VALUE FUND                1    Goal and Strategy
                                        2    Investment Risks
                                        2    Who Should Invest?
                                        2    Historical Performance
                                        3    Expenses
                                        3    Financial Highlights

                                        4    Goal and Strategy
    TECHNOLOGY FUND                     4    Investment Risks
                                        5    Who Should Invest?
                                        5    Historical Performance
                                        6    Expenses
                                        6    Financial Highlights

    ------------------------------------------------------------------------
    MANAGEMENT                          7    Columbia Investment Team
    ------------------------------------------------------------------------
    INVESTOR SERVICES                   8    Instructions for Accounts
                                       11    Purchasing Shares
                                       11    Selling Shares
                                       12    Important Fund Policies
                                       15    Distributions and Taxes
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    MORE ABOUT THE FUNDS               17    Portfolio Securities
                                       17    Investment Strategy
    ------------------------------------------------------------------------


    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.










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                                  INTRODUCTION

This section of the Prospectus is designed to provide you with important information about investing in the Columbia Strategic Value Fund, Inc. and the Columbia Technology Fund, Inc. (each a "Fund" and together the "Funds") by describing the following:

[ICON]  GOAL AND STRATEGY
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[ICON]  INVESTMENT RISKS
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[ICON]  WHO SHOULD INVEST?
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[ICON]  HISTORICAL PERFORMANCE
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[ICON]  EXPENSES
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[ICON]  FINANCIAL HIGHLIGHTS
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For additional information about the strategies and risks of each Fund, please refer to "More About the Funds" in the back of this Prospectus.

                          COLUMBIA STRATEGIC VALUE FUND

[ICON]GOAL AND STRATEGY
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The Fund seeks long-term growth of capital by using a "value" approach to invest primarily in common stocks. This value approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.

A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at prices attractive when compared to historical or market price- to-earnings (P/E) ratios, price-to-cash flow ratios, book value or return on equity. These "undervalued" companies typically have below-average earnings growth and above-average dividend yields. The portfolio manager measures a company's value as a function of its P/E ratios, price/cash flow ratios, asset value and discount to private market value.

Typically, the portfolio manager will seek companies that are attractively valued and that are demonstrating or show the potential to demonstrate improving cash flow and return on invested capital. These companies may also include special situations companies that are experiencing management changes or are temporarily out of favor.

The Fund may invest in companies of any size, but expects to invest a significant percentage of its assets in small and mid-cap sized companies. Most of the assets will be invested in U.S.

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common stocks. The Fund, however, may invest in equity securities of foreign issuers when consistent with the Fund's investment objective. To select stocks for the Fund, the portfolio manager will generally use a bottom-up approach, evaluating each company on the basis of its financial statements and operations. Factors such as management, financial condition, industry dynamics, earnings growth and profit margins, sales trends, dividend paying history and potential, as well as financial ratios and investment in research and development, will all be scrutinized as part of the portfolio manager's analysis.

[ICON]    INVESTMENT RISKS
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As with all equity funds, this Fund is subject to stock market risk, which means the stocks held by the Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Because it concentrates on value stocks, this Fund is subject to the risk that value stocks may be out of favor with investors for an extended period of time. In addition, if the portfolio manager's perception of a company's value is not realized in the expected time frame, the Fund's performance may suffer.

To the extent the Fund invests in small- and mid-cap stocks, there will be greater risk than if the Fund invested only in large-cap stocks because:

o Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may depend on a small number of products or services
o Small- and mid-cap stocks may have low trading volumes, making it difficult to sell a security or resulting in erratic or abrupt price movements

Because the Fund may invest in foreign issuers, the Fund's total return may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will fluctuate. You could lose money as a result of your investment or not make as much as if you had invested elsewhere.


[ICON]  WHO SHOULD INVEST?
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This Fund is appropriate for:

o Investors seeking to add a value oriented stock fund to their existing holdings
o    Those willing to accept substantial price fluctuations


[ICON]  HISTORICAL PERFORMANCE
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Since the Fund is new, no historical performance is presented.

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[ICON]  EXPENSES
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As a Columbia shareholder, you pay no transaction fees such as sales loads or redemption and exchange fees when you buy or sell shares. The table below describes the annual expenses you may pay when you hold Fund shares. The Fund is new, so the annual fund operating expenses are based on estimates for the upcoming fiscal year. In the future, the amount of fees and expenses will depend on the actual average net assets of the Fund during those years and a number of other factors.

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         Fee Table

         Annual Fund Operating Expenses
         (expenses that are paid out of Fund assets)

                  Management Fees                                      0.75%
                  Distribution and/or Service (12b-1) Fees             None
                  Other Expenses                                       0.56%(1)

                           Total Annual Fund Operating Expenses        1.31%


                  (1) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in the upcoming fiscal year of operation.



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This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

                           1 Year           3 Years
                           ------           -------

                            $133              $415


[ICON]  FINANCIAL HIGHLIGHTS
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Since the Fund is new, no financial information is presented.










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                            COLUMBIA TECHNOLOGY FUND

[ICON]GOAL AND STRATEGY
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The Fund seeks capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of technology companies that may benefit from technological improvements, advancements or developments and which have attractive growth prospects. These companies generally fall into two categories: companies that the portfolio managers believe have or will develop products, processes or services that will provide significant technological improvements, advances or developments and companies that the portfolio managers believe will benefit from their extensive reliance on technology in connection with their operations and services.

The Fund may invest in companies from, among others, the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.

The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small and mid-cap sized companies. Most of the assets will be invested in U.S. common stocks. The Fund, however, may invest in equity securities of foreign issuers when consistent with the Fund's investment objective.

To select stocks for the Fund, the portfolio managers will combine top down analysis with bottom-up research. The top down approach begins with an overall evaluation of the investment environment, taking into account broad indicators such as economic growth, inflation, interest rates, monetary policy, demographics and money flows. This review provides the portfolio managers with a framework for allocations among industries and market capitalization. All stocks undergo rigorous fundamental analysis, with consideration of such factors as management, financial condition, industry dynamics, earnings growth and profit margins, sales trends, dividend payment history and potential, as well as investments in research and development.


[ICON]  INVESTMENT RISKS
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This Fund is subject to stock market risk, which means the stocks held by the
Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Because the Fund concentrates in the technology market sector, the Fund's share price will likely be subject to more volatility than the overall stock market. The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of:

o Competitive pressures among technology companies that result in aggressive pricing of their products or services
o    Short product cycles due to accelerated rate of technological developments
o    Varying investor enthusiasm for technology and technology-related stocks



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Additionally, the price of technology stocks will likely fluctuate more than securities of companies not dependent upon or associated with technology because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products. Technology companies may also be subject to greater business risks and, accordingly, more sensitive to changes in economic conditions than companies in other market sectors. In addition, the share price of technology companies may be affected more than other companies in different market sectors by disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

The small- and mid-cap stocks held by the Fund are subject to greater risk than large-cap stocks because:

o Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may depend on a small number of products or services
o Small- and mid-cap stocks, in general, may have low trading volumes, making it difficult to sell a security or resulting in erratic or abrupt price movements, and small cap stocks in the technology industries tend to be subject to more erratic or abrupt price movements than small cap companies in other industries

The Fund is non-diversified, which means it may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the Fund's investment returns may be more likely affected by changes in the market value and returns of any one holding in the Fund's portfolio.

The Fund is concentrated, which means it may invest a higher percentage of its assets in specific industries within the technology sector. Accordingly, any economic, political and regulatory developments in a particular technology industry may have a greater impact on the Fund's net asset value and cause the Fund's returns to be more volatile than a fund that does not concentrate its investments.

Because the Fund may invest in foreign issuers, the Fund's total return may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will fluctuate. You could lose money as a result of your investment or not make as much as if you had invested elsewhere.


[ICON]  WHO SHOULD INVEST?
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This Fund is appropriate for:

o    Long-term, aggressive growth investors
o Those investors seeking a fund with an aggressive growth investment strategy that invests in technology companies
o    Those willing to accept significant short-term price fluctuations


[ICON]  HISTORICAL PERFORMANCE
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Since the Fund is new, no historical performance is presented.


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[ICON]  EXPENSES
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As a Columbia shareholder, you pay no transaction fees such as sales loads or redemption and exchange fees when you buy or sell shares of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, so the annual fund operating expenses are based on estimates for the upcoming fiscal year. In the future, the amount of fees and expenses will depend on the actual average net assets of the Fund during those years and a number of other factors.

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         Fee Table

         Annual Fund Operating Expenses
         (expenses that are paid out of Fund assets)

                  Management Fees                                      1.00%
                  Distribution and/or Service (12b-1) Fees             None
                  Other Expenses                                       0.44%(1)

                           Total Annual Fund Operating Expenses        1.44%



                  (1) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in the upcoming fiscal year of operation.


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This is a hypothetical example intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual cost may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming: 1) a 5% annual return, 2) the Fund's operating expenses remain the same, 3) you redeem all your shares at the end of the periods shown, and 4) all distributions are reinvested.

                           1 Year           3 Years
                           ------           -------

                            $147              $456


[ICON]  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Since the Fund is new, no financial information is presented.







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                                   MANAGEMENT

The Funds' investment adviser is Columbia Funds Management Company ("Columbia"), P.O. Box 1350, Portland, Oregon 97207-1350. Columbia is responsible for managing the Funds' portfolios and their business affairs, subject to oversight by the Funds' Board of Directors. Columbia or its predecessor has acted as an investment adviser since 1967. For the services to be provided to each Fund, Columbia will receive an annual fee from each Fund, expressed as a percentage of the Fund's daily net assets, equal to the following:

                  Columbia Strategic Value Fund        0.75%
                  Columbia Technology Fund             1.00%


COLUMBIA INVESTMENT TEAM

Strategic Value Fund

Since inception of the Fund, day-to-day investment management of the Fund has been the responsibility of Robert A. Unger. Mr. Unger, a Vice President and Chartered Financial Analyst, has been with Columbia since 1984 as a portfolio manager.

Technology Fund

Messrs. Chad L. Fleischman and Steven N. Marshman are the co-portfolio managers for the Fund and are responsible for implementing and maintaining the Fund's investment themes and strategies. Mr. Fleischman, a Vice President of Columbia and a Chartered Financial Analyst, joined the Columbia Investment Team in 1988 as a portfolio manager and securities analyst.

Mr. Marshman, a Vice President of Columbia (since 1997) and Chartered Financial Analyst, joined Columbia in 1992. Mr. Marshman joined the Investment Team as an equity security analyst in 1995 and has been a portfolio manager since 1997.

For additional information about the Funds' management and investment strategy, see "MORE ABOUT THE FUNDS" in this Prospectus.

PERSONAL TRADING

Members of the Investment Team and other employees of the Funds or Columbia are permitted to trade securities for their own or family accounts, subject to the rules of the Code of Ethics adopted by the Funds and Columbia. The rules that govern personal trading by investment personnel are based on the principle that employees have a fiduciary duty to conduct their trades in a manner that is not detrimental to the Funds or their shareholders. For more information on the Code of Ethics and specific trading restrictions, see the Funds' Statement of Additional Information.








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

AT-A-GLANCE INSTRUCTIONS FOR ACCOUNTS

HOW TO OPEN AN ACCOUNT

     By Mail
     Complete an application and send it to the address below with your check for at least the minimum fund investment:

         By Regular Mail
         Columbia Financial Center
         P.O. Box 1350
         Portland, OR  97207-1350

         By Overnight Carrier
         Columbia Financial Center
         1301 S.W. Fifth Avenue
         Portland, OR  97201-5601

     By Telephone
     1-800-547-1707
         Wire: Once you submit a completed application, you may open an account using federal funds wired from your bank. Since each Fund has a different wire number, call us for instructions.

     On the Internet
     Download a prospectus and an application from our Web site at: www.columbiafunds.com. Mail a completed application with your initial investment to the address above.

     Automatic
     A minimum of $50 lets you open an account, provided you establish an automatic investment plan (AIP). This means that investments are transferred automatically from your bank to a Fund each month. Sign up for AIP on the application, or call us for a form.

     In Person
     7:30-5:00 PST
     Visit Columbia Funds at the address below, conveniently located in downtown
     Portland:

     Columbia Financial Center
     1301 S.W. Fifth Avenue
     Portland, OR  97201-5601

HOW TO PURCHASE FUND SHARES

     By Mail
     Send your investment to the address below. Be sure to enclose an investment slip from the bottom of your statement.

         Regular Mail
         Columbia Financial Center
         P.O. Box 1350
         Portland, OR  97207-1350

         Overnight Carrier
         Columbia Financial Center
         1301 S.W. Fifth Avenue
         Portland, OR  97201-5601

     By Telephone
     1-800-547-1707

         Wire: Invest using federal funds wired from your bank. Call us for instructions.

         Exchange: Use the proceeds from the redemption in a Columbia Fund to purchase shares of a Fund. The exchange must be between Funds with the same account number. To exchange shares, call us.

         Televest: Provided the service is already set up on your account (use the application or call us for a form), request a transfer from your bank for investment in a Fund.

     On the Internet
         Exchange: Call us for a personal identification number to access your account online through our Web site at www.columbiafunds.com. Then, use the proceeds from the redemption in a Columbia Fund to purchase shares of a Fund provided the Funds have the same account number. Submit your exchange request through our secure account e-mail.

     Automatic
     Arrange to have investments transferred automatically from your bank account to a Fund on the 5th, 20th, or both, of each month. Sign up for AIP on the application or call us for a form. AIP investment minimum is $50.

     In Person
     7:30-5:00 PST
     Visit Columbia Funds at the address below, conveniently located in downtown
     Portland:

     Columbia Financial Center
     1301 S.W. Fifth Avenue
     Portland, OR  97201-5601

HOW TO SELL FUND SHARES

     By Mail
     Send your redemption request to the address below. Redemption requests must be signed by each shareholder required to sign on the account. A signature guarantee may be required. Accounts in the names of corporations, fiduciaries, and intermediaries may require additional documentation.

         Regular Mail
         Columbia Financial Center
         P.O. Box 1350
         Portland, OR  97207-1350

         Overnight Carrier
         Columbia Financial Center
         1301 S.W. Fifth Avenue
         Portland, OR  97201-5601

     By Telephone
     1-800-547-1707
     Redeem shares by phone (unless you have declined this service on the application). Proceeds from telephone redemptions may be mailed on to the account owner at the address of record (maximum $50,000) or transferred to a bank designated on the application (any amount).

         Wire: Call us to request a wire redemption. Your request must be at least $1,000, and the bank wire cost for each redemption will be charged against your Columbia account. Your bank may impose a fee.

         Exchange: Use the proceeds from the redemption of a Fund to purchase shares of another Columbia Fund, provided they have the same account number. To exchange shares, call us.

     On the Internet
         Exchange: Call us for a personal identification number to access your account online through our Web site at www.columbiafunds.com. Then, use the proceeds from the redemption in a Fund to purchase shares of another Columbia Fund, provided they have the same account number. To exchange shares, use our secure account e-mail.

     Automatic
     For accounts over $5,000, redeem shares on a regular basis through a transfer of funds from your Fund account directly to the bank designated on your application ($50 minimum withdrawal).

     In Person
     7:30-5:00 PST
     Although you can visit Columbia Funds at the address below to make a redemption request, availability of the proceeds will vary. Please call ahead for details.

     Columbia Financial Center
     1301 S.W. Fifth Avenue
     Portland, OR  97201-5601

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                                INVESTOR SERVICES

         This section is designed to acquaint you with the different services and policies associated with an investment in a Fund. For an at-a-glance summary of account instructions see page 8.

Purchasing Shares

         Shares of the Funds are available at net asset value ("NAV"), which means that you pay no sales charges or commissions to invest. Your investment will be priced at the NAV next calculated after your order is accepted by a Fund.

Selling Shares

         You can sell (redeem) shares any day the New York Stock Exchange ("NYSE") is open for business. Your shares will be redeemed at their net asset value, calculated after your valid redemption request is accepted by a Fund. There are no fees to sell shares.

         When redeeming, please keep these important points in mind:

     o A signature guarantee may be required. See page 13 for examples of when a signature guarantee is required.

     o Any certificated shares will require the return of the certificate before a redemption can be made.

     o Redemptions of an IRA will require completion of additional paperwork for the purposes of IRS tax reporting.

     o   Redemption requests must be signed by all owners on the account.

     o Redemption requests from corporations, fiduciaries and intermediaries may require additional documentation.

         Normally, your redemption proceeds will be sent to you the day after the effective date of the redemption, but in any event your redemption proceeds will be sent to you no later than seven days from the redemption date; provided, however, a Fund may suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted by the Securities and Exchange Commission. Proceeds transmitted by way of ACH (Automated Clearing House) are usually credited to your bank account on the second business day following the request.

         Also, before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. Additionally, each Fund reserves the right to redeem shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. In that event, you will incur transaction costs if you sell the securities for cash.

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Investment Minimums

First Time Fund Investment:
         $1,000 minimum for each Fund.

Subsequent Fund Investment:
         $100 for each Fund.

Automatic Investment Plan:
         $50 for each Fund (minimum requirements for first time investments are waived).

         When investing in the Funds, please keep these important points in mind:

     o Personal checks for investment should be drawn on U.S. funds, must meet Fund investment minimum requirements and be made payable to Columbia Funds
     o   Columbia will not accept cash investments
     o   Columbia reserves the right to reject any investment
     o If your investment is cancelled because your check did not clear the bank or because a Fund is unable to debit your bank account, you will be responsible for any losses or fees imposed by your bank or attributable to a loss in value of the shares purchased.
     o   Columbia may reject any third party checks submitted for investment.
--------------------------------------------------------------------------------


                             IMPORTANT FUND POLICIES

How Shares are Priced

         All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by a Fund. Each Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time).

         Shares will be priced only on days that the NYSE is open for trading. The NAV of a Fund is calculated by subtracting the Fund's liabilities from its assets and dividing the result by the number of outstanding shares. Each Fund uses market prices in valuing portfolio securities. Securities for which market quotations are not available will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of the Fund. Debt securities with remaining maturities of less than 60 days will generally be valued based on amortized cost, which approximates fair value.

         Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a Fund's NAV may take place at a time that is different than when prices are determined for foreign securities held by the Fund. As a result, events affecting the values of foreign portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of NAV, unless the Board of Directors or Columbia, if delegated by the Board, determines that the event would materially affect the NAV.

Financial Intermediaries

         If you invest through a third party (rather than directly with the Funds' transfer agent), the policies and fees for transacting business may be different than those described here. Banks, brokers, 401(k) plans, financial advisors and financial supermarkets (a "Financial Intermediary") may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your total cost of investing in a Fund will be increased to the extent of any fees charged by your Financial Intermediary. Also, because these arrangements reduce or eliminate the need for the Funds' transfer agent to provide account services, the Funds and Columbia may pay the Financial Intermediary a recordkeeping or account servicing fee. Many Financial Intermediaries enter into an agreement with the Funds that authorizes them to accept purchase and redemption orders on behalf of the Funds. To the extent that the Financial Intermediary has agreed to act as an agent for a Fund, the Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or its delegate accepts the order. The order will be priced at the Fund's net asset value next computed after it is accepted by the Financial Intermediary or its delegate.

--------------------------------------------------------------------------------
When is a Signature Guarantee Necessary?

         To protect against fraud, a signature guarantee is required for each of the following written redemption requests:

     o   Redemption requests over $50,000
     o Redemption checks that are made payable to someone other than those registered on the account
     o A request to send proceeds to an address or account other than those of record
     o The mailing address for your redemption check has changed in the last ten days

Columbia may require signature guarantees in other situations or reject a redemption for legal reasons. Signature guarantees are available from a bank, broker dealer, credit union, savings and loan, national securities exchange or trust company. A notary public cannot supply a signature guarantee.
--------------------------------------------------------------------------------


Exchange

         On any business day, you may exchange all or a portion of your shares into any other available Columbia Fund. To prevent excessive exchange activity to the detriment of other shareholders, only four exchanges per Fund are allowed per year. When exchanging into a new Fund, be sure to read the Prospectus of the Fund you exchange into. This privilege may be revoked or modified at any time, and the Funds reserve the right to reject any exchange request. For example, the Funds may reject exchanges from accounts engaged in or known to engage in trading that exceeds the Funds' annual limit (including market timing transactions).

Telephone Redemptions

         To determine whether telephone instructions are genuine, Columbia will request personal shareholder information when you call. All telephone instructions are recorded and a written confirmation of the redemption is mailed to the address of record. Proceeds from a telephone redemption may only be mailed to the registered name and address on the account, or transferred to your predesignated bank account or to another Columbia Fund under the same account number. For your protection, the ability to redeem by phone and have the proceeds mailed to your address may be suspended for up to 30 days following an address change. You may be liable for any fraudulent telephone instructions as long as Columbia takes reasonable measures to verify the identity of the caller.

Automatic Withdrawals

         Automatic withdrawals are redeemed within seven days after the end of the month or quarter to which they relate. To the extent redemptions for automatic withdrawals exceed dividends declared on shares in your account, the number of shares in your account will be reduced. If the value of your account falls below a Fund's minimum balance requirement, your account is subject to being closed on 60 days written notice.

Involuntary Redemptions

         Upon 60 days prior written notice, a Fund may redeem all of your shares without your consent if:

     o   Your Fund balance falls below $500
     o You are a U.S. shareholder and fail to provide a certified taxpayer identification number
     o You are a foreign shareholder and fail to provide a current Form W-8, "Certificate of Foreign Status"

If your shares are redeemed by a Fund, payment will be made promptly at the Fund's current net asset value, and may result in a realized capital gain or loss.

Taxpayer Identification Number

         Federal law requires each Fund to withhold 31% of dividends and redemption proceeds paid to shareholders who have not complied with certain tax requirements. You will be asked to certify on your account application that the Social Security number provided is correct and that you are not subject to 31% backup withholding for previous underreporting of income to the IRS. The Funds will generally not accept new investments that do not comply with these requirements.

Shareholder Statements

         To stay informed about the status of your account, every shareholder of each Fund receives a statement at least quarterly. With the exception of recurring activity, such as an automatic investment or withdrawal plan, you will receive a confirmation for all transactions in your account. Shareholder reports are mailed to shareholders twice a year, and you'll also receive an annual tax report detailing the taxable characteristics of any Fund distributions from the prior year. To reduce Fund expenses, only one shareholder report and the Funds' annually updated prospectus will be mailed to accounts with the same Tax Identification Number or the same family name registered at the same address. In addition, shareholders or multiple accounts at the same mailing address can eliminate duplicate enclosures for statements mailed to that address by filing a SAVMAIL form with the Funds. For a SAVMAIL form or to receive additional copies of any financial report or Prospectus, please call an Investor Services Representative at 1-800-547-1707. If you do not wish to have your shareholder reports and prospectuses consolidated, please call us and we will send you individual copies within 30 days of your request.

--------------------------------------------------------------------------------
Receive Customized Investment Management with a Private Management Account

         For custom allocation services among the Columbia Funds, Columbia Trust Company offers the Private Management Account for investments over $150,000. The annual fee for this service is:

     o   .75% on the first $500,000
     o   .50% on the next $500,000
     o   .25% on assets over $1,000,000

The minimum fee for this service is $1,000 and the maximum fee is $15,000. These fees are in addition to the underlying expenses of the funds making up the Private Management Account. For additional information, please call 1-800
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Tax-Advantaged Investing with a Columbia IRA
                               or Retirement Plan

         The following accounts require special applications. For an application and more details about tax-advantaged investing, call us at 1-800-547-1707.

Traditional IRA

         A Traditional IRA allows you to contribute a maximum of $2,000 each year and earn tax-deferred returns. Your contributions may be tax deductible. Deductions may be limited if your income exceeds a certain level or if you participate in certain retirement plans. Any withdrawals of tax deductible contributions and tax-deferred earnings are taxable at your regular income tax rate. Early withdrawals also may be subject to penalties. You may choose to roll over retirement plan proceeds into an IRA in order to prolong tax-deferred savings.

Roth IRA

         A Roth IRA allows you to contribute a maximum of $2,000 each year, the returns on which are tax-free. Your contributions are not tax deductible. Your ability to invest in a Roth IRA may be limited if your income exceeds a certain level. Tax-free withdrawals are available after a five-year holding period, provided you are over 59-1/2, a first time homebuyer, or satisfy other requirements.

Education IRA

         This account allows you to contribute a maximum of $500 each year, the returns on which generally are tax free when used to fund certain higher education expenses of a child. Your contributions are not tax deductible. Your ability to invest in an Education IRA may be limited if your income exceeds a certain level.

Retirement Plans

         A number of retirement plan options are available for small- to mid-size businesses. Contact Columbia at 1-800-547-1037, extension 2115 for further information.
--------------------------------------------------------------------------------


                             DISTRIBUTIONS AND TAXES

Income and Capital Gains Distributions

         Each Fund distributes to shareholders its net investment income and net realized capital gains. Net investment income (income from dividends, interest and any net realized short-term capital gains) and net long-term capital gains (gains realized on the sale of a security by a Fund) are distributed to shareholders once a year, usually in December. The amount of capital gains distributed will depend on the amount of capital gains realized from the sale of a Fund's portfolio securities. Unless you elect to receive your distributions in cash, income (dividends) and capital gain distributions will be reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date.

Tax Effect of Distributions and Transactions

         Distributions from each Fund are taxable unless a shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been invested in a Fund and whether the distributions are reinvested or taken as cash. In general, distributions are taxable as follows:

         ---------------------------------------------------------------------
         Taxability of Distributions

         Type of                    Tax Rate for          Tax Rate for 28%
         Distribution               15% Bracket           Bracket or Higher
         ------------               -----------           -----------------

         Income Dividends           Ordinary Income Rate  Ordinary Income Rate

         Short Term Capital Gains   Ordinary Income Rate  Ordinary Income Rate

         Long Term Capital Gains    10%                   20%
         ---------------------------------------------------------------------

         Each Fund expects that, as a result of its investment objective to achieve capital appreciation, its distributions will consist primarily of capital gains. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

         "Buying a Dividend." If you buy shares of either Fund before it pays a distribution, you will pay the full price of the shares and receive a portion of the purchase price back in the form of a taxable distribution. The Funds' NAV and your cost basis in the purchased shares are reduced by the amount of the distribution. The impact of this tax result is most significant when shares are purchased shortly before an annual distribution of capital gains or other income.

Taxability of Transactions

         The sale of Fund shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of a Fund for shares of another fund managed by Columbia is the same as a sale. Shareholders are responsible for any tax liabilities generated by their transactions.

--------------------------------------------------------------------------------
      State and local taxes are beyond the scope of this discussion. This section provides only a brief summary of tax information related to the Funds. You should consult your tax professional or plan administrator about the tax consequences of investing in the Funds.
--------------------------------------------------------------------------------

                              MORE ABOUT THE FUNDS

This section contains additional information about the Funds and their risks. For a more detailed description of each Fund and its investment strategy and risks, please request a copy of the Funds' Statement of Additional Information.

                              PORTFOLIO SECURITIES

The Funds invest primarily in common stocks. The Funds consider securities that trade like common stocks, such as depositary receipts, convertible debt and convertible preferred stocks, to be common stocks. A convertible security generally entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. In addition, the Strategic Value Fund considers interests in real estate investment trusts ("REITs") to be common stocks.

The Funds may also invest in the common stocks, including American Depository Receipts and Global Depository Receipts, of foreign issuers. The common stocks of foreign issuers purchased by a Fund will likely be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. Investments in foreign equity securities, which investments may not exceed 25% of a Fund's assets, involve other risks such as greater fluctuations in price and less liquidity than U.S. securities and possible political or economic instability of the country of the issuer.

                               INVESTMENT STRATEGY

Strategic Value Fund.

In making decisions as to the portfolio securities to hold, the portfolio manager employs fundamental research and evaluates the issuer based on its financial statements and operations. The portfolio manager focuses on the quality of the issuer and the price of an individual issuer's common stock, and generally not on economic sector or market-timing strategies. The portfolio manager's strategy used to measure a company's value is its P/E ratio, price/cash flow ratio, price/book ratio and price-to-private market values. A P/E ratio is the relationship between the price of a stock and earnings per share and it attempts to measure how much investors are willing to pay for future earnings. This figure is determined by dividing a stock's market price by the issuing company's earnings per share. Price/cash flow is the relationship between the price of a stock and the company's available cash from operations and helps provide an understanding about future cash flow.

In addition to measuring value by focusing on issuing companies' P/E ratios and price/cash flow ratios, factors the portfolio manager looks for in selecting investments include:

o Estimated private market value in excess of current stock price. Private market value is the price an investor would pay to own the entire company.
o    Management with demonstrated ability and commitment to the company
o Low market valuations relative to earnings forecasts, book value, cash flow and sales.

Technology Fund.

Columbia's Investment Team meets twice weekly to review the dynamics of the overall investment and economic environment. This evaluation leads to the development of broad investment themes, which create a framework for allocation among industries and market capitalization and stock selection. This approach to investment management is often referred to as "top down, sector rotation."

Messrs. Fleischman and Marshman, as the Fund's portfolio co-managers, are primarily responsible for implementing and maintaining the Fund's investment themes and strategies developed by the Investment Team. They will collaborate to monitor the overall portfolio weightings in various sectors of the technology industry, as well as the overall allocation of the Fund's portfolio to both large cap stocks versus small/mid cap stocks. Using the expertise of the Investment Team, Mr. Fleischman will provide the primary top-down perspective in managing the Fund, and Mr. Marshman will provide input on proposed changes to the overall characteristics and the industry sector and capitalization allocations of the Fund. Based upon these industry sector and capitalization allocations, Mr. Fleischman shall have responsibility for selecting large cap stocks and Mr. Marshman shall have responsibility for selecting mid- and small cap stocks based upon fundamental and technical analysis. This involves a bottom-up review of individual companies, where the managers look at such factors as financial condition, quality of management, industry dynamics, earnings growth, profit margins, sales trends, and price/earnings and price/book ratios.

Concentration.
The Fund is concentrated which means it may invest more than 25% of its assets in specific industries within the technology sector, such as the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries.

Temporary Investments.
Under adverse market conditions, each Fund may depart from its principal investment strategies by taking defensive positions in response to adverse economic or market conditions. When a Fund assumes a temporary defensive position, it generally will not invest in securities designed to achieve its investment goal.

Portfolio Turnover.
Each Fund generally intends to purchase securities for long-term investment rather than short-term gains. When circumstances warrant, however, a Fund may sell securities without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. Also, shareholders may realize taxable gains as a result.

                              FOR YOUR INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semiannual Reports.
While the Prospectus describes each Fund's potential investments, these reports detail the Fund's actual investments as of the report date. The reports also include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected the Funds' performance during the reporting period.

Statement of Additional Information ("SAI").
The SAI supplements the Prospectus and contains further information about each Fund and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. You can get free copies of the current annual/semiannual report and copies of the SAI, request other information and discuss your questions about each Fund by contacting the Funds at:

                           COLUMBIA FUNDS
                           1301 S.W. Fifth Avenue
                           Portland, Oregon  97201
                           Telephone:       Portland (503) 222-3606
                                            Nationwide 1-800-547-1707
                                            www.columbiafunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's e-mail address of publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:  811-10161
                  811-10159

--------------------------------------------------------------------------------

                       COLUMBIA STRATEGIC VALUE FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                       COLUMBIA STRATEGIC VALUE FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

         This Statement of Additional Information contains information relating to the Columbia Strategic Value Fund, Inc. and the Columbia Technology Fund, Inc. (each a "Fund" and together, the "Funds").

         This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated November 9, 2000 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available, without charge, upon written request to the Fund or by calling 1-800-547-1037.







--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------


Description of the Funds....................................................2
Investment Restrictions.....................................................6
Management..................................................................9
Investment Advisory and Other Fees Paid to Affiliates.......................11
Portfolio Transactions......................................................12
Capital Stock and Other Securities..........................................14
Purchase, Redemption and Pricing of Shares..................................14
Custodians..................................................................15
Accounting Services and Financial Statements................................16
Taxes.......................................................................16
Yield and Performance.......................................................20
Financial Statements........................................................21



                                November 9, 2000

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

         Each Fund is an open-end, management investment company. The Strategic Value Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. The Technology Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in the securities of a single issuer (such as stock issued by a single corporate issuer) than the Strategic Value Fund. Because the Technology Fund may invest in a relatively small number of issuers, it will be more susceptible to risks associated with a single economic, regulatory or scientific occurrence than a more diversified fund might be. The investment adviser for the Fund is Columbia Funds Management Company (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser.

INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUNDS
------------------------------------------------------

         The Prospectus describes the fundamental investment objective and the principal investment strategies applicable to the Funds. Each Fund's investment objective may not be changed by the Fund's Board of Directors without shareholder approval. What follows is additional information regarding securities in which the Funds may invest and investment practices in which they may engage.

Options and Financial Futures Transactions
------------------------------------------

         Each Fund may invest up to 5 percent of its net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. Each Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Each Fund may enter into closing transactions, exercise its options, or permit the options to expire.

         Each Fund may also write call options but only if such call options are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Adviser, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund may write such options on up to 25 percent of its net assets.

         Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Funds do not limit the percentage of a Fund's assets that may be invested in financial futures transactions. Neither Fund, however, intends to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Each Fund may engage in futures transactions only on commodities exchanges or boards of trade.

         The Funds will not engage in transactions in index options, financial futures contracts, or related options for speculation. Each Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

         Upon entering into a futures contract, each Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. government securities, or any other portfolio assets as permitted by the Securities and Exchange Commission rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Code.

Foreign Equity Securities
-------------------------

         Each Fund may invest up to 25 percent of its portfolio in common stocks issued by companies located in developed foreign countries, principally those companies located in North America, Western Europe or Asia. The Funds may also invest in preferred stock, including securities convertible into equity securities American Depository Receipts ("ADR's") and Global Depository Receipts ("GDR's"). Foreign securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes will reduce the income a Fund receives from its foreign investments.

         Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

         There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. Each Fund will normally execute its portfolio securities transactions on the principal stock exchange on which the security is traded.

         ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent, and may be converted into, underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

         Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Repurchase Agreements
---------------------

         Each Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. Each Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Adviser. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Illiquid Securities
-------------------

         Each Fund may not invest more than 10 percent of its assets in illiquid securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) subject to the exception described in the following paragraph, restricted securities (securities whose public resale is subject to legal restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

         Each of the Funds may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, these securities are considered to be liquid and thus not subject to the Fund's 10% limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, the Adviser determines the liquidity of Rule 144A securities and, through reports from the Adviser, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4)the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants
-----------------------------------

         Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by the Funds in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy each Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

         Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that each Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

Investments in Small and Unseasoned Companies
---------------------------------------------

         Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Investments in IPOs
-------------------

         To the extent consistent with its investment objective, both Funds may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies.

When-Issued Securities
----------------------

         When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placement and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. Each Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when foreign securities are purchased or sold on a when-issued or delayed delivery basis.

Investments in REITs
--------------------

         The Strategic Value Fund may invest in Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in real estate-- such as shopping centers, malls, multi-family housing, or commercial property, or real estate-related loans such as mortgages. Investing in REITs involve unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Temporary Investments
---------------------

         When, as a result of market conditions, the Adviser determines a temporary defensive position is warranted to help preserve capital, the Funds may, without limit, temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The Prospectus sets forth the investment objectives and principal investment strategies applicable to each Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. A Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

Columbia Technology Fund, Inc.

The Technology Fund may not:

         1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         2. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         3. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue), provided however, the Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-1/3 percent of its total assets.

         4. Purchase securities of other open-end investment companies except as permitted by Section 12(d)(1)(A) of the Investment Company Act of 1940.

         5. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         6. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         7. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         8. Invest in companies for the purpose of exercising control or management.

         9. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         10. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         11. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUNDS, INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUNDS" for a complete discussion of illiquid securities.

Columbia Strategic Value Fund, Inc.

The Strategic Value Fund may not:

         1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue), provided, however, the Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-1/3 percent of its total assets.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         6. Purchase securities of other open-end investment companies except as permitted by Section 12(d)(1)(A) of the Investment Company Act of 1940.

         7. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         8. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         9. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         10. Invest in companies for the purpose of exercising control or management.

         11. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         12. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         13. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUNDS, INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUNDS" for a complete discussion of illiquid securities.



--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

         Each Fund is managed under the supervision of the Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and objectives of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The directors and officers of each Fund are listed below, together with their principal business occupations. All principal business positions have been held for more than five years, except that positions with each of the Funds have been held since November 1, 2000, and except as otherwise indicated. The term "Columbia Funds" refers to each of the Funds, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc. and Columbia Daily Income Company.

J. JERRY INSKEEP, JR.,* + Age 69, Chairman and Director of the Columbia Funds; Chairman and Trustee of CMC Fund Trust ("CMC Trust"); Consultant to FleetBoston Financial Corporation (since December 1997); formerly President of the CMC Trust and the Columbia Funds; formerly Chairman and a Director of Columbia Funds Management Company (the "Adviser"), Columbia Management Co., and Columbia Trust Company (the "Trust Company"); and formerly a Director of Columbia Financial Center Incorporated ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

JAMES C. GEORGE, Age 67, Director of the Columbia Funds (since June 1994) and Trustee of CMC Trust (since December 1997). Mr. George, former investment manger of the Oregon State Treasury (1966-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

PATRICK J. SIMPSON, Age 56, Director of the Columbia Funds (since April 2000) and Trustee of CMC Trust (since April 2000); attorney with Perkins Coie LLP. Mr. Simpson's business address is 1211 S.W. Fifth Avenue, Suite 1500, Portland, Oregon 97204.

RICHARD L. WOOLWORTH, + Age 59, Director of the Columbia Funds and Trustee of CMC Trust; Chairman of Regence Blue Cross and Blue Shield of Oregon, health insurers. Mr. Woolworth's address is 200 S.W. Market Street, Portland, Oregon 97201.

JEFF B. CURTIS,* Age 46, President and Assistant Secretary of the Columbia Funds and CMC Trust (since April 2000); Director and President of Columbia Financial (since October 1999); Director and Senior Vice President (since January 1999) and Secretary (since April 1993) of the Trust Company; Director (since December
1997) and Senior Vice President (since January 1999) of the Adviser and Columbia Management Co. Prior to his current officer positions, Mr. Curtis was Vice President and General Counsel of the Adviser, Columbia Management Co., the Trust Company, and Columbia Financial (from April 1993 to December 1998). Mr. Curtis's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

THOMAS L. THOMSEN,* Age 56, Vice President of the Columbia Funds and CMC Trust (since April 2000); President and Chief Investment Officer (since December 1997) and Director (since 1980) of the Trust Company; Director (since 1982), President and Chief Investment Officer (since December 1997) of the Adviser; Director (since 1989), President and Chief Investment Officer (since December 1997) of Columbia Management Co. Prior to his current officer positions, Mr. Thomsen was Vice President of the Adviser, Columbia Management Co. and the Trust Company. Mr. Thomsen's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MYRON G. CHILD,* Age 60, Vice President of the Columbia Funds and CMC Trust (since April 2000); Vice President of the Trust Company (since December 1997); Vice President of the Adviser and Columbia Management Co. (since December 1997). Prior to becoming Vice President of the Adviser and Columbia Management Co., Mr. Child was Corporate Controller (from March 1981 to November 1997). Mr. Child's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

KATHLEEN M. GRIFFIN,* Age 41, Vice President of the Columbia Funds and CMC Trust (since April 2000); Vice President of Columbia Financial (since December 1997). Prior to becoming a Vice President of Columbia Financial, Ms. Griffin was Manager of Shareholder Communications (from January 1995 to November 1997). Ms. Griffin's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

JEFFREY L. LUNZER,* Age 39, Vice President of the Columbia Funds and CMC Trust (since April 2000); Vice President of the Trust Company (since April 2000), the Adviser and Columbia Management Co. (since January 1999). Prior to becoming Vice President of the Trust Company, the Adviser and Columbia Management Co., Mr. Lunzer was the Columbia Funds' Controller (from December 1998 to December 1999). Prior to joining the Adviser and Columbia Management Co., Mr. Lunzer was Vice President and Accounting Manager for WM Shareholder Services, Inc., a subsidiary of Washington Mutual Bank (from 1984 to November 1998), and Treasurer and Fund Officer of WM Group of Funds, a mutual fund company (from 1988 to November
1998). Mr. Lunzer's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

SUSAN J. WOODWORTH,* Age 48, Vice President of the Columbia Funds and CMC Trust (since April 2000); Vice President of the Trust Company (since December 1997). Prior to becoming Vice President of the Trust Company, Ms. Woodworth was Manager of Mutual Fund Operations (from July 1980 to November 1997). Ms. Woodworth's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MARK A. WENTZIEN,* Age 40, Secretary of the Columbia Funds and CMC Trust (since April 2000); Director, Vice President and Secretary of Columbia Financial (since January 1999); Associate Counsel of the Trust Company (since January 1999); Vice President-Legal of the Adviser and Columbia Management Co. (since July 1999), and Associate Counsel (from April 1997 to June 1999). Prior to joining the Adviser and Columbia Management Co., Mr. Wentzien was an attorney with the law firm of Davis Wright Tremaine LLP (from September 1985 to April 1997). Mr. Wentzien's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

         *These individuals are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no fees or salaries from any of the Columbia Funds or the CMC Trust.

         + Member of the Executive Committee. The Executive Committee has all powers of the Board of Directors when the Board is not in session, except as limited by law.

         Provident Distributors, Inc. ("PDI"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for each Fund, and is authorized under a distribution agreement with the Funds to sell shares of the Funds. Columbia Financial has entered into a broker-dealer agreement with PDI to distribute the Funds' shares. PDI and Columbia Financial do not charge any fees or commissions to investors or the Funds for the sale of shares of the Funds.

         At November 1, 2000, officers and directors of the Technology Fund, as a group, owned of record or beneficially 40,000 shares, or approximately 57 percent of the total outstanding shares of the Fund, as follows: Mr. Curtis owned 2,500 shares (3.5 percent of the total shares outstanding); Mr. Thomsen owned 12,500 shares (17.6 percent of the total shares outstanding); and Mr. Inskeep owned 25,000 shares (35.7 percent of the total shares outstanding).

         At November 1, 2000, officers and directors of the Strategic Value Fund, as a group, owned of record or beneficially 40,000 shares, or approximately 50 percent of the total outstanding shares of the Fund, as follows: Mr. Curtis owned 2,500 shares (3.12 percent of the total shares outstanding); Mr. Thomsen owned 12,500 shares (15.6 percent of the total shares outstanding); and Mr. Inskeep owned 25,000 shares (31.6 percent of the total shares outstanding). The Fund's portfolio manager, Mr. Robert Unger, owned 10,000 shares (11.1 percent of the total shares outstanding).

         At November 1, 2000, to the knowledge of each Fund, no person other than the officers and directors listed above owned of record or beneficially more than 5 percent of the outstanding shares of either Fund, except the following record owners:
                                              Shares Beneficially Owned
Name and Address                                  at November 1, 2000
----------------                              -------------------------
Technology Fund

James Rippey                                      30,000 (42.9%)
c/o Columbia Funds Management Company
1300 S.W. Sixth Avenue
Portland, OR 97207

Strategic Value Fund

Mr. James Rippey                                  30,000 (37.5%)
c/o Columbia Funds Management Company
1300 S.W. Sixth Avenue
Portland, OR 97207

Mr. Jeffrey Rippey                                10,000 (11.1%)
Columbia Funds Management Company
1300 S.W. Sixth Avenue
Portland, OR 97207


--------------------------------------------------------------------------------
              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
--------------------------------------------------------------------------------

         The investment adviser to each of the Funds is Columbia Funds Management Company (the "Adviser").

         The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract, the Adviser provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of each Fund's assets to invest.

         The Adviser provides office space and pays all executive salaries and executive expenses of the Funds. Each Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

         Information regarding calculation of the advisory fee payable by each Fund to the Adviser is set forth in the Prospectus.

         The Adviser has entered into an agreement with Columbia Management Co. ("CMC"), under which CMC provides the Adviser with statistical and other factual information, advice regarding economic factors and trends, and advice as to occasional transactions in specific securities. CMC, upon receipt of specific instructions from the Adviser, also contacts brokerage firms to conduct securities transactions for the Funds. The Adviser pays CMC a fee for these services. Neither Fund's expenses are increased by this arrangement, and no amounts are paid by either Fund to CMC under this agreement.

         The transfer agent and dividend crediting agent for each Fund is Columbia Trust Company ("Trust Company"). Its address is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Funds, if requested, and records and disburses dividends for the Funds. Each Fund expects to pay the Trust Company a per account fee of $1.66 per month for each shareholder account with the Fund existing at any time during the month. In addition, each Fund pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Fund and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. In addition to the transfer agent services described above, the Trust Company intends to hire PFPC, Inc. ("PFPC") as a sub-transfer agent to provide services related to each Fund's transactions processed through the National Securities Clearing Corporation on behalf of the Funds. Each Fund has agreed to pay the Trust Company the costs incurred by Trust Company in connection with the services provided by PFPC.

         The Adviser, the Trust Company and CMC are indirect wholly-owned subsidiaries of Fleet Boston Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.


--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Each Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.

         The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or it may purchase the securities directly from a dealer that acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter.

         Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Adviser in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) broker's experience and financial stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

         Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

         The Adviser receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Adviser does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Adviser's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Adviser for its research. On a semi-annual basis, the Adviser's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Adviser's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

         In limited circumstances, the Adviser may use a Fund's commissions to acquire third party research or brokerage services or products that are not available through its full-service brokers. In these arrangements, the Adviser pays an executing broker a commission equal to the average rate paid on all other trades (e.g., $0.06) and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research or brokerage service or product provided to the Adviser. Proposed services or products to be acquired in this manner must be approved by the Adviser's Chief Investment Officer, who is responsible for determining that the research provides appropriate assistance to the Adviser in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

         The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Adviser and its affiliates might be useful to the Adviser in carrying out its obligations to the Funds.

         Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Adviser may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers. The Adviser may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Adviser, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. On October 1, 1999 Robertson Stephens became an affiliated broker-dealer of the Adviser. Each Fund may use Robertson Stephens to execute purchase and sale orders. The percentage of aggregate brokerage commissions that may be paid to, and the aggregate dollar amount of transactions involving, Robertson Stephens is not expected to exceed 1 percent. In addition to the agency transactions, the Funds may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the Investment Company Act of 1940 as well as procedures adopted by each Fund.

         Investment decisions for each Fund are made independently from those of the other accounts or other investment pools managed by the Adviser or any affiliate of the Adviser. The same security is sometimes held in the portfolio of more than one account. Simultaneous transactions are inevitable when several accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one account. In the event of simultaneous transactions, allocations among the Funds or accounts will be made on an equitable basis.

         Since 1967, the Adviser and the Funds (since their incorporation) have had a Code of Ethics (the "Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds or any of the Columbia Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Code include, among others, a requirement that all access persons trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U. S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

         The Adviser and the Funds have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Code and the Insider Trading Policy.


--------------------------------------------------------------------------------
                       CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

         Each Fund is an Oregon corporation and was organized in 2000.

         All shares of each Fund have equal voting, redemption, dividend, and liquidation rights. All issued and outstanding shares of each Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of each Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.

         Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of either Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.


--------------------------------------------------------------------------------
                   PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS
-------------------------
         A detailed discussion of how you may purchase, redeem and exchange shares in each of the Funds is discussed in the Prospectus.

PRICING OF SHARES
-----------------

         The net asset value ("NAV") per share of each Fund is determined by the Adviser, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange ("NYSE") is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of a Fund, less its liabilities, by the number of shares outstanding.

         Each Fund may suspend the determination of the NAV of the Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         For purposes of calculating the NAV of each Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. When a market quotation is not readily available or when the Adviser believes a market quotation does not accurately value a security, the security may be valued by the Adviser, pursuant to guidelines established by the Fund's Board of Directors.

         Investments in temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Adviser, under procedures adopted by each Fund's Board of Directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.

         The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Fund's NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.


--------------------------------------------------------------------------------
                                   CUSTODIANS
--------------------------------------------------------------------------------

         U S Bank N.A. (a "Custodian"), 321 S.W. Sixth Avenue, Portland, Oregon 97208, acts as general custodian for each Fund. Chase Manhattan Bank ("Chase" or a "Custodian"), One Pierrepont Plaza, Brooklyn, New York 11201, provides custody services to the Funds for their investments in foreign securities. The Custodians hold all securities and cash of each Fund, receive and pay for securities purchased, deliver against payment securities sold, receive and collect income from investments, make all payments covering expenses of the Fund, and perform other administrative duties, all as directed by authorized officers of the Adviser. The Custodians do not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

         Portfolio securities purchased in the United States are maintained in the custody of the Funds' Custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with Chase (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds have been approved by the Board of Directors of each Fund or, in the case of foreign securities, at the discretion of the Board, by Chase, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.

         The Adviser determines whether it is in the best interest of each Fund and its shareholders to maintain the Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgements against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.


--------------------------------------------------------------------------------
                  ACCOUNTING SERVICES AND FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Each Fund's opening balance sheet at October 27, 2000, together with the Fund's report of PricewaterhouseCoopers LLP, independent accountants, is included in this Statement of Additional Information under the heading "Financial Statements." Since both Funds are new, no other financial statements are available. The financial statements for the year ended December 31, 2000, the selected per share data and ratios that will appear under the caption "Financial Highlights" and the report of PricewaterhouseCoopers LLP, independent accountants, will be included in the 2000 Annual Report to Shareholders of each Fund. PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, in addition to examining the financial statements of the Funds, will assist in the preparation of the tax returns of the Funds and in certain other matters.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

Federal Income Taxes

         Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

         To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

         (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

         (b) diversify its holdings so that, at the end of each quarter, (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements (the "Diversification Test"). In addition, each Fund must file, or have filed, a proper election with the Internal Revenue Service.

         Part I of Subchapter M of the Code will apply to each Fund during a taxable year only if it meets certain additional requirements. Among other things, each Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement), and
(b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

         A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to a Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

         If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

         Special Aspects of 90 Percent Test with Respect to Foreign Currency. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

         Unless an exception applies, each Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

         Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction (1) that a Fund properly identifies as a hedging transaction, and (2) that is entered into in the normal course of business primarily to manage the risk of price changes or currency fluctuations with respect to the Fund's investments. A mixed straddle is a straddle where (1) at least one (but not all) of the straddle positions are Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

         General Considerations. Shareholders of each Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from each Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by each Fund. Qualifying dividends may include those paid to each Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from each Fund by a shareholder. In addition, to the extent that the Strategic Value Fund's income is derived from interest and distributions from real estate investment trusts ("REITs"), distributions from the Strategic Value Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

         Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of a Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

         A portion of the income distributions from the Strategic Value Fund may include a tax return of capital because of the nature of the distributions received by the Fund from its holdings in REITs. A tax return of capital is a nontaxable distribution that reduces the tax cost basis of your shares in a Fund. The effect of a return of capital is to defer your tax liability on that portion of your income distributions until you sell your shares of each Fund.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to its shareholders a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain and, with respect to the Strategic Value Fund's holdings in REITs, as a tax return of capital.

         A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

         Each fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 31 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.

         If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

         A special tax may apply to a Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the shortfall. A Fund may utilize earnings and profits distributed to shareholders on redemptions made during the year in determining the actual distributions made to the shareholders for that year.

         The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2% of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by a Fund.

Foreign Income Taxes

         Each Fund may also invest in securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce the Fund's distributed income and the Fund's return. Each Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign securities.

         The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

         Investment in passive foreign investment companies. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes and interest charges on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Investments in Real Estate Investment Trusts that Invest in REMICs

         The Strategic Value Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of each Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Strategic Value Fund does not intend to invest in any REIT which has a substantial portion of its assets that consist of residual interests in REMICs.

Additional Information

         The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

         This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.


--------------------------------------------------------------------------------
                              YIELD AND PERFORMANCE
--------------------------------------------------------------------------------

         Each Fund will from time to time advertise or quote their respective yields and total return performance. These figures represent historical data and are calculated according to Securities and Exchange Commission ("SEC") rules standardizing such computations. The investment return and principal value will fluctuate so that shares when redeemed may be worth more or less than their original cost.

         Each Fund may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                  P(1+T)n  = ERV

Where:     P =    a hypothetical initial payment of $1000

           T =    average annual total return

           n =    number of years

         ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, and 10-year periods (or fractional portion thereof)

         Total return figures may also be published for recent 1, 5, and 10-year periods where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value.

         If a Fund's registration statement under the Investment Company Act of 1940 has been in effect less than 1, 5, or 10 years, the time period during which the registration statement has been in effect will be substituted for the periods stated. Total return figures for each Fund are set forth in the Fund's Prospectus.

         Each Fund may compare its performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, Barron's, Business Week, Changing Times, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar, Inc., Personal Investor, The Economist, The Wall Street Journal, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

         Each Fund may also compare its performance to that of a recognized stock index including the Standard & Poor's 500, Dow Jones, Russell 2000, and Nasdaq stock indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Below is the opening balance sheet of each Fund at October 27, 2000, as prepared by PricewaterhouseCoopers LLP, independent accountants.

                         COLUMBIA TECHNOLOGY FUND, INC.
                       Statement of Assets and Liabilities
                                October 27, 2000

ASSETS:
          U.S. Treasury Bill, 5.935% due 11/09/2000, at cost           $698,615
          Repurchase Agreement
          J.P. Morgan  6.57% dated 10/27/2000,
          due 10/30/2000 in the amount of $1,501.                        $1,500


                                                               -----------------
          Total Assets                                                 $700,115

          Accrued expenses                                                 ($27)
                                                               -----------------

Net assets                                                             $700,088
                                                               =================

Shares of capital stock outstanding                                      70,000
                                                               =================


Net asset value, offering and redemption price per share                 $10.00
                                                               =================


NOTES TO FINANCIAL STATEMENT:

1. Columbia Technology Fund, Inc. was organized as an Oregon corporation on September 21, 2000. On October 27, 2000, the fund sold 70,000 shares of its common stock to certain directors and officers of the Fund for proceeds of $700,000. The Fund has had no other transactions to date except for those relating to organizational matters which have been paid by Columbia Funds Management Company. The Fund has 100,000,000 shares of no par value stock authorized. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company.

2. The Fund is managed by Columbia Funds Management Company; Certain officers and directors of the Fund are also officers and directors of Columbia Funds Management Company.

3. Temporary cash investments in short-term securities (Principally repurchase agreements and the U.S. Treasury bill) are valued at cost, which approximates market.

4. Columbia Funds Management Company (CFMC) manages the Fund, and Columbia Trust Company (CTC) is the transfer and shareholder servicing agent. CFMC and CTC are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation, a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

                        Report of Independent Accountants


To the Board of Directors and Shareholders of Columbia Technology Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Columbia Technology Fund, Inc. (the Fund) at October 27, 2000, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on the financial statement based on our audit. We conducted our audit of this financial statement in accordance with standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned as of October 27, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Portland, Oregon
October 27, 2000